Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Number of wireless customers		4,900,000
Wireline and Cable connections		1,200,000
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities		$ 95,300		$ 113,500		$ 131,000
Advertising costs		267,900		228,500		212,800
Other assets and deferred charges		196,461		282,037
Long-term debt, net		2,439,827		1,941,069
Service		4,321,969		4,328,654		4,443,491
Effect of adoption of new ASUs
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Other assets and deferred charges				(52,500)
Long-term debt, net				(52,500)
Long-term
Accounts receivable
Unbilled allowance for credit losses		5,537		6,065
Allowance for doubtful accounts
Accounts receivable
Allowance for doubtful accounts, beginning balance		48,637	[1]	65,604	[1]	33,415
Additions, net of recoveries		112,292		107,861		105,629
Deductions		(104,701)		(124,828)		(73,440)
Allowance for doubtful accounts, ending balance	[1]	$ 56,228		48,637		65,604
U.S. Cellular
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
TDS ownership of U.S. Cellular		84.00%
Agent liability		$ 75,700		95,300
Service		3,350,431		3,397,937		3,594,773
U.S. Cellular | Loyalty Rewards Program
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Deferred revenue				94,600
Service		58,200
U.S. Cellular | Loyalty Rewards Program | Special issuance
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Deferred revenue						43,500
TDS Telecom
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Service		$ 985,656		$ 937,510		$ 853,067

[1]	In 2015 and 2014, balance includes an allowance of $5.5 million and $6.1 million, respectively, related to the long-term portion of unbilled equipment installment plan receivables.